Long-Term Debt - Loan Movements (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Balance at January 1, 2013	$ 1,442,427
New Loans	110,000
Repaid	172,129
Balance at December 31, 2013	1,380,298
Credit facility
Debt Instrument [Line Items]
Origination Date	2005
Original Amount	250,000
Balance at January 1, 2013	34,855
New Loans	0
Repaid	34,855
Balance at December 31, 2013	0
Credit facility
Debt Instrument [Line Items]
Origination Date	2005
Original Amount	220,000
Balance at January 1, 2013	134,225
New Loans	0
Repaid	13,135
Balance at December 31, 2013	121,090
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	275,000
Balance at January 1, 2013	125,092
New Loans	0
Repaid	11,823
Balance at December 31, 2013	113,270
Credit facility
Debt Instrument [Line Items]
Origination Date	2004
Original Amount	179,384
Balance at January 1, 2013	112,356
New Loans	0
Repaid	10,555
Balance at December 31, 2013	101,800
Credit facility
Debt Instrument [Line Items]
Origination Date	2005
Original Amount	220,000
Balance at January 1, 2013	92,550
New Loans	0
Repaid	26,952
Balance at December 31, 2013	65,598
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	371,010
Balance at January 1, 2013	251,010
New Loans	0
Repaid	20,000
Balance at December 31, 2013	231,010
10-year term loan
Debt Instrument [Line Items]
Origination Date	2004
Original Amount	71,250
Balance at January 1, 2013	32,032
New Loans	0
Repaid	3,125
Balance at December 31, 2013	28,907
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	70,000
Balance at January 1, 2013	35,625
New Loans	0
Repaid	4,375
Balance at December 31, 2013	31,250
Credit facility
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	120,000
Balance at January 1, 2013	92,500
New Loans	0
Repaid	5,000
Balance at December 31, 2013	87,500
10-year term loan
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	88,350
Balance at January 1, 2013	66,270
New Loans	0
Repaid	5,520
Balance at December 31, 2013	60,750
Credit facility
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	82,000
Balance at January 1, 2013	61,300
New Loans	0
Repaid	4,600
Balance at December 31, 2013	56,700
10-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	38,600
Balance at January 1, 2013	29,046
New Loans	0
Repaid	2,235
Balance at December 31, 2013	26,812
8-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	40,000
Balance at January 1, 2013	30,400
New Loans	0
Repaid	2,900
Balance at December 31, 2013	27,500
12 year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	40,000
Balance at January 1, 2013	33,750
New Loans	0
Repaid	2,500
Balance at December 31, 2013	31,250
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	39,000
Balance at January 1, 2013	32,500
New Loans	0
Repaid	2,600
Balance at December 31, 2013	29,900
7-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	70,000
Balance at January 1, 2013	60,720
New Loans	0
Repaid	4,640
Balance at December 31, 2013	56,080
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	43,924
Balance at January 1, 2013	37,489
New Loans	0
Repaid	3,218
Balance at December 31, 2013	34,271
9-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	42,100
Balance at January 1, 2013	36,900
New Loans	0
Repaid	2,600
Balance at December 31, 2013	34,300
10-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	48,000
Balance at January 1, 2013	43,200
New Loans	0
Repaid	3,200
Balance at December 31, 2013	40,000
9-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	48,650
Balance at January 1, 2013	45,407
New Loans	0
Repaid	3,243
Balance at December 31, 2013	42,163
8-year term loan
Debt Instrument [Line Items]
Origination Date	2012
Original Amount	73,600
Balance at January 1, 2013	27,600
New Loans	46,000
Repaid	2,300
Balance at December 31, 2013	71,300
8-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	73,600
Balance at January 1, 2013	27,600
New Loans	46,000
Repaid	2,453
Balance at December 31, 2013	71,147
7-year term loan
Debt Instrument [Line Items]
Origination Date	2013
Original Amount	18,000
Balance at January 1, 2013	0
New Loans	18,000
Repaid	300
Balance at December 31, 2013	$ 17,700